Exhibit 99.1

AmeriCredit Automobile Receivables Trust 2015-2

Class A-1 .40000% Asset Backed Notes

Class A-2A .83% Asset Backed Notes

Class A-2B Floating Rate Asset Backed Notes

Class A-3 1.27% Asset Backed Notes

Class B 1.82% Asset Backed Notes

Class C 2.40% Asset Backed Notes

Class D 3.00% Asset Backed Notes

Class E 3.60 % Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.9 of the Sale and Servicing Agreement among AmeriCredit Automobile Receivables Trust 2015-2, as Issuer, AmeriCredit Financial Services, Inc., as Servicer, AFS SenSub Corp., as Seller, and Citibank, N.A., as the Trust Collateral Agent, dated as of April 8 , 2015. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Monthly Period Beginning:	03/01/2017
Monthly Period Ending:	03/31/2017
Prev. Distribution/Close Date:	03/08/2017
Distribution Date:	04/10/2017
Days of Interest for Period:	33
Days in Collection Period:	31
Months Seasoned:	24

				Original
Purchases	Units	Start Date	Closing Date	Pool Balance
Initial Purchase	63,313	04/09/2015	04/15/2015	$1,271,999,977

Total	63,313			$1,271,999,977

I. MONTHLY PERIOD RECEIVABLES PRINCIPAL BALANCE CALCULATION:

{1} Beginning of period Aggregate Principal Balance					{1}	$600,385,839

Monthly Principal Amounts

{2} Collections on Receivables outstanding at end of period				{2}	18,253,136
{3} Collections on Receivables paid off during period				{3}	9,137,585
{4} Receivables becoming Liquidated Receivables during period				{4}	5,538,422
{5} Receivables becoming Purchased Receivables during period				{5}	13,570
{6} Other Receivables adjustments				{6}	800
{7} Less amounts allocable to Interest				{7}	(6,018,068)

{8} Total Monthly Principal Amounts					{8}	26,925,445

{9} End of period Aggregate Principal Balance					{9}	$573,460,394

{10} Pool Factor					{10}	45.0833651%

II. MONTHLY PERIOD NOTE BALANCE CALCULATION:

		Class A-1	Class A-2A	Class A-2B	Class A-3	Class B
{11} Original Note Balance	{11}	$200,000,000	$181,000,000	$215,720,000	$257,880,000	$92,070,000

{12} Beginning of period Note Balance	{12}	$0	$0	$0	$193,369,892	$92,070,000

{13} Noteholders’ Principal Distributable Amount	{13}	0	0	0	23,021,255	0
{14} Noteholders’ Accelerated Principal Amount	{14}	0	0	0	0	0
{15} Aggregate Principal Parity Amount	{15}	0	0	0	0	0
{16} Matured Principal Shortfall	{16}

{17} End of period Note Balance	{17}	$0	$0	$0	$170,348,637	$92,070,000

{18} Note Pool Factors	{18}	0.0000000%	0.0000000%	0.0000000%	66.0573278%	100.0000000%

		Class C	Class D	Class E		TOTAL
		$114,280,000	$112,380,000	$26,670,000		$1,200,000,000

{19} Beginning of period Note Balance	{19}	$114,280,000	$112,380,000	$26,670,000		$538,769,892

{20} Noteholders’ Principal Distributable Amount	{20}	0	0	0		23,021,255
{21} Noteholders’ Accelerated Principal Amount	{21}	0	0	0		0
{22} Aggregate Principal Parity Amount	{22}	0	0	0		0
{23} Matured Principal Shortfall	{23}					0

{24} End of period Note Balance	{24}	$114,280,000	$112,380,000	$26,670,000		$515,748,637

{25} Note Pool Factors	{25}	100.0000000%	100.0000000%	100.0000000%		42.9790531%

III. CALCULATION OF STEP-DOWN AMOUNT:
{26} Ending Pool Balance							{26}		$573,460,394
{27} 14.50 % of Ending Aggregate Principal Balance							{27}	83,151,757
{28} Less Specified Reserve Balance							{28}	(25,440,000)
{29} Sum of {27} and {28}							{29}	57,711,757
{30} Required Pro Forma Note Balance {26} - {29}							{30}		515,748,637

{31} Beginning Note Balance							{31}	538,769,892
{32} Total Monthly Principal Amount							{32}	(26,925,445)
{33} Pro-Forma Note Balance ( Assuming 100% Pay-down)							{33}		511,844,447

{34} Excess of Required Pro-forma over Pro-forma Balance							{34}		3,904,190
{35} Pool Balance minus Pro-forma Note Balance not less than .50% Original Pool Balance ($6,360,000)							{35}		3,904,190
{36} Step-Down Amount Lesser of {34} or {35}							{36}			$3,904,190

IV. CALCULATION OF PRINCIPAL DISTRIBUTABLE AMOUNT:
{37} Total Monthly Principal Amounts								{37}	$26,925,445
{38} Step-down Amount								{38}	(3,904,190)
{39} Principal Distributable Amount								{39}		$23,021,255

V. CALCULATION OF INTEREST DISTRIBUTABLE AMOUNT:

	Class	Beginning Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Calculated Interest
{40}	Class A - 1	$0	0	0.400000%	33	Actual days/360	$0
{41}	Class A - 2A	$0	0	0.83000%	30	30/360	0
{42}	Class A - 2B	$0	0	0.40000%	33	Actual days/360	0
{43}	Class A - 3	$193,369,892	0	1.27000%	30	30/360	204,650
{44}	Class B	$92,070,000	0	1.82000%	30	30/360	139,640
{45}	Class C	$114,280,000	0	2.40000%	30	30/360	228,560
{46}	Class D	$112,380,000	0	3.00000%	30	30/360	280,950
{47}	Class E	$26,670,000	0	3.60000%	30	30/360	80,010

VI. RECONCILIATION OF COLLECTION ACCOUNT:
Available Funds:
{48} Collections on Receivables during period (net of Liquidation Proceeds and Fees)								{48}	$27,223,870
{49} Liquidation Proceeds collected during period								{49}	2,982,539
{50} Purchase Amounts or amounts from Servicer deposited in Collection Account								{50}	13,570
{51} Investment Earnings - Collection Account								{51}	8,452
{52} From Reserve Acct - Investment Earnings, Reserve Acct Withdrawal, Excess Specified Reserve over Note Bal								{52}	10,987
{53} Collection of Supplemental Servicing - Extension Fees								{53}	166,851
{54} Collection of Supplemental Servicing - Repo and Recovery Fees Advanced								{54}	207,569
{55} Collection of Supplemental Servicing - Late Fees, Prepayment Penalty Fees & Force Placed Insurance								{55}	260,357
{56} Total Available Funds								{56}		30,874,195

Distributions:
{57} Base Servicing Fee								{57}	1,125,723
{58} Repo and Recovery Fees - reimbursed to Servicer								{58}	207,569
{59} Bank Service Charges - reimbursed to Servicer								{59}	0
{60} Late Fees, Prepayment Penalty Fees & Force Placed Insurance - to Servicer								{60}	260,357
{61} Trustee and Trust Collateral Agent Fees								{61}	425
{62} Owner Trustee Fee								{62}	208
{63} Class A-1 Noteholders’ Interest Distributable Amount pari passu								{63}	0
{64} Class A-2A Noteholders’ Interest Distributable Amount pari passu								{64}	0
{65} Class A-2B Noteholders’ Interest Distributable Amount pari passu								{65}	0
{66} Class A-3 Noteholders’ Interest Distributable Amount pari passu								{66}	204,650
{67} Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{67}	0
{68} Class B Noteholders’ Interest Distributable Amount								{68}	139,640
{69} Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{69}	0
{70} Class C Noteholders’ Interest Distributable Amount								{70}	228,560
{71} Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{71}	0
{72} Class D Noteholders’ Interest Distributable Amount								{72}	280,950
{73} Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{73}	0
{74} Class E Noteholders’ Interest Distributable Amount								{74}	80,010
{75} Class E Noteholders’ Principal Parity Amount or Matured Principal Shortfall								{75}	0
{76} Noteholders’ Principal Distributable Amount								{76}	23,021,255
{77} To the Reserve Account, the Reserve Account Deposit								{77}	0
{78} To the Noteholders, the Accelerated Principal Amount (as calculated below)								{78}	0
{79} Add’l fees (Trustee, Owner Trustee, Trust Collateral Agent, Lockbox Bank & Processor)								{79}	0
{80} To the Certificateholders, the aggregate amount remaining								{80}	5,324,848
{81} Total Distributions								{81}		$30,874,195

VlI. CALCULATION OF PRINCIPAL PARITY AMOUNT:
		(X)	(Y)	(I)	(II)
		Cumulative	Pool	Excess of	Available Funds	Lesser of
	Class	Note Balance	Balance	(X) - (Y)	in Waterfall	(I) or (II)
{82}	Class A	$193,369,892	$573,460,394	$0	$29,075,263	$0
{83}	Class B	285,439,892	573,460,394	0	28,935,623	0
{84}	Class C	399,719,892	573,460,394	0	28,707,063	0
{85}	Class D	512,099,892	573,460,394	0	28,426,113	0
{86}	Class E	538,769,892	573,460,394	0	28,346,103	0
{87}	Total

VlII. CALCULATION OF ACCELERATED PRINCIPAL AMOUNT:
{88} Excess Available Funds							{88}	$5,324,848
{89} Pro-Forma Note Balance (Calculated after Step-Down)							{89}	515,748,637
{90} Required Pro Forma Note Balance							{90}	515,748,637
{91} Excess of Pro-Forma Balance over Required Pro-Forma Balance							{91}	0
{92} Lesser of Excess Available Funds or Excess of Pro-Forma Note Balance							{92}		$0

IX. RECONCILIATION OF RESERVE ACCOUNT:

									Current
{93} Specified Reserve Balance									$25,440,000

{94} Beginning of period Reserve Account balance							{94}		$25,440,000

{95} The Reserve Account Deposit, from Collection Account							{95}	0
{96} Investment Earnings							{96}	10,987
{97} Investment Earnings - transferred to Collection Account Available Funds							{97}	(10,987)
{98} Reserve Account Withdrawal Amount							{98}	0

{99} End of period Reserve Account balance							{99}		$25,440,000

X. CALCULATION OF TOTAL OVERCOLLATERALIZATION:

{100} Aggregate Principal Balance							{100}	$573,460,394
{101} End of Period Note Balance							{101}	515,748,637
{102} Overcollateralization							{102}	57,711,757
{103} Overcollateralization %							{103}		10.06%

XI. MONTHLY PERIOD AND CUMULATIVE NUMBER OF RECEIVABLES CALCULATION:

								Cumulative	Monthly
{104} Original Number of Receivables							{104}	63,313
{105} Beginning of period number of Receivables							{105}	0	36,598
{106} Number of Receivables becoming Liquidated Receivables during period							{106}	6,793	359
{107} Number of Receivables becoming Purchased Receivables during period							{107}	7	1
{108} Number of Receivables paid off during period							{108}	21,072	797
{109} End of period number of Receivables							{109}	35,441	35,441

XII. STATISTICAL DATA: (CURRENT AND HISTORICAL):

							Original	Prev. Month	Current
{110} Weighted Average APR of the Receivables						{110}	12.67%	12.42%	12.41%
{111} Weighted Average Remaining Term of the Receivables						{111}	66.00	46.70	45.82
{112} Weighted Average Original Term of Receivables						{112}	71.00	71.00	71.00
{113} Average Receivable Balance						{113}	$20,091	$16,405	$16,181
{114} Net Losses in Period						{114}	$0	$2,493,030	$2,555,883
{115} Aggregate Realized Losses						{115}	$0	$61,348,138	$63,904,021
{116} Aggregate Realized Loss Percentage						{116}		4.822%	5.023%
{117} ABS Prepay Speed						{117}		1.4103	1.5871

XIII. DELINQUENCY:

							Units	Dollars	Percentage
Receivables with Scheduled Payment delinquent
{118} 31-60 days						{118}	2,703	$46,486,725	7.74%
{119} 61-90 days						{119}	575	9,001,456	1.50%
{120} 91-120 days						{120}	138	1,819,752	0.30%
{121} Total						{121}	3,416	$57,307,933	9.54%

XIV. EXTENSIONS

{122} Principal Balance of Receivables extended during current period						{122}		$17,691,935
{123} Beginning of Period Aggregate Principal Balance						{123}		600,385,839
{124} Extension Rate {122} divided by {123}						{124}			2.95%

By:	/s/ Randal L. Willis
Name:	Randal L. Willis
Title:	Senior Vice President, Securitization & Conduit Reporting - Treasury
Date:	April 5, 2017

3